Equity (Details) € / shares in Units, ₪ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Apr. 17, 2024 ₪ / shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2021 shares	Feb. 23, 2021 EUR (€) € / shares	Feb. 23, 2021 ILS (₪) ₪ / shares	Oct. 26, 2020 EUR (€) € / shares	Oct. 26, 2020 USD ($)	Oct. 26, 2020 ILS (₪) ₪ / shares	Mar. 12, 2019 EUR (€)
Equity (Details) [Line Items]
Aggregate principal amount					₪ 353,000							€ 18,400
Price per share | ₪ / shares		₪ 40,000,000
Liabilities	€ 493,080		€ 487,753	$ 539,476
Board and Employee [Member]
Equity (Details) [Line Items]
Number of share options exercised to ordinary shares	3,290
Series C Debentures [Member]
Equity (Details) [Line Items]
Aggregate principal amount									€ 38,500		₪ 154,000
Liabilities | €			2
Series D Convertible Debentures [Member]
Equity (Details) [Line Items]
Aggregate principal amount							€ 16,956	₪ 62,000
Price per share | ₪ / shares								₪ 10
Proceeds from private placement							€ 1,890	₪ 7,504
Liabilities | €			€ 82
Conversion price | (per share)							€ 41.6	₪ 165
Ordinarty Shares [Member]
Equity (Details) [Line Items]
Net of treasury shares (in Shares) | shares	258,046		258,046	258,046	258,046	258,046
Number of share options exercised to ordinary shares	1
Ordinarty Shares [Member] | Series C Debentures [Member]
Equity (Details) [Line Items]
Price per share | (per share)									€ 37.5		₪ 150
Proceeds from private placement									€ 2,224		₪ 8,891
Ordinarty Shares [Member] | Series One Options [Member]
Equity (Details) [Line Items]
Amount of ordinary shares repurchased (in Dollars) | $										$ 385,000